FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Financial instruments
Financial assets at fair value through profit or loss	$ 16,471		$ 16,471		$ 15,909
Transfers between levels 1, 2 or 3 fair value measurements		$ 0		$ 0
Risk-free interest rate			2.09%		2.63%
Average standard deviation			42.33%		60.55%
Derivative financial instruments.
Financial instruments
Derivative liabilities- balance at beginning of the period			$ 344
Derivative liabilities- balance at end of the period					$ 344
At fair value
Financial instruments
Financial assets at fair value through profit or loss	16,471		16,471		15,909
At fair value | Derivative financial instruments.
Financial instruments
Derivative liabilities- balance at end of the period	13		13
Level 1 | At fair value
Financial instruments
Financial assets at fair value through profit or loss	16,471		16,471		15,909
Level 3 | Derivative financial instruments.
Financial instruments
Derivative liabilities- balance at beginning of the period		1,317	344	448	448
Fair value adjustments recognized in profit or loss	(1,304)	1,667	(331)	1,617
Derivative liabilities- balance at end of the period	13	$ 2,065	13	$ 2,065	$ 344
Level 3 | At fair value | Derivative financial instruments.
Financial instruments
Derivative liabilities- balance at end of the period	$ 13		$ 13